Revenue and other operating income	6 Months Ended
Jun. 30, 2019
Analysis of income and expense [abstract]
Revenue and other operating income
Revenue and other operating income

In the following table, revenue is disaggregated by type of contract.

	For the six month period ended

(in thousands of USD)	June 30, 2019				June 30, 2018
	Tankers	FSO	Less: Equity-accounted investees	Total	Tankers	FSO	Less: Equity-accounted investees	Total

Pool Revenue	217,791	—	—	217,791	80,085	—	2	80,087
Spot Voyages	154,339	—	—	154,339	83,218	—	—	83,218
Time Charters	29,806	24,473	(24,473)	29,806	39,443	24,323	(24,323)	39,443
Total revenue	401,936	24,473	(24,473)	401,936	202,746	24,323	(24,321)	202,748

Other operating income	—	—	—	3,160	—	—	—	2,133

The increase in revenue is mostly related to the increase in pool and spot voyage revenue which is due to an increase in the fleet size as a consequence of the business combination with Gener8 Maritime Inc. and improved rates. This increase was partially offset by lower revenue from time charters due to unfavorable market conditions and a lower number of vessels on time charter.

Other operating income includes revenues related to the daily standard business operation of the fleet and that are not directly attributable to an individual voyage.